INCOME TAXES	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES
13.	INCOME TAXES

Cayman

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains.

Hong Kong

Under the Hong Kong tax laws, the Company’s subsidiaries in Hong Kong are subject to Hong Kong profits tax rate at 16.5%. No provision for Hong Kong profits tax was made for each of the three years ended December 31, 2018 on the basis that the Group’s Hong Kong subsidiaries did not have any assessable profits arising in or derived from Hong Kong for those years.

PRC

The enterprise income tax (‘‘EIT’’) law applies a uniform 25% EIT rate to both foreign invested enterprises and domestic enterprises. The EIT rate for the Group’s entities operating in the PRC is 25%.

No taxable income was generated for both domestic and foreign entities of the Group during each of the three years ended December 31, 2018.

Credit for income tax consists of the following:

	For the years ended December 31,
	2016	2017	2018
	US$	US$	US$
Income tax benefits:
Current income tax expenses	(200,040)	(292,436)	(279,618)
Deferred income tax benefits	2,433,497	7,149,616	2,378,024
Total	2,233,457	6,857,180	2,098,406

The significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of December 31,
	2017	2018
	US$	US$
Deferred tax assets
Accruals	2,011,300	1,580,894
Net operating loss carry forwards	8,741,138	10,802,048
Valuation allowance	(10,595,656)	(12,382,942)
Total deferred tax assets	156,782	-

Deferred tax liabilities
Acquired intangible assets	2,565,985	-
Total deferred tax liabilities	2,565,985	-

The Group considers the following factors, among other matters, when determining whether some portion or all of the deferred tax assets will more likely than not be realized: the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward years, the Group’s experience with tax attributes expiring unused and tax planning alternatives. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward years provided for in the tax law.

The Group incurred net operating losses carry forwards of $8,744,032, $10,196,547 and $10,802,048 from the Group’s PRC entities for the years ended December 31, 2016, 2017 and 2018, respectively, which would expire on various dates through 2021 to 2023. The Group operates its business through its subsidiaries, its VIE and its subsidiaries. The Group does not file consolidated tax returns, therefore, losses from individual subsidiary, the VIE or the VIE’s subsidiaries may not be used to offset other PRC entities’ earnings within the Group. Valuation allowance is considered on each individual subsidiary, VIE and VIE’s subsidiary basis.

As of December 31, 2017 and 2018, valuation allowance was $10,595,656 and $12,382,942, respectively, which was provided against deferred tax assets as it is considered more likely than not that the relevant deferred tax assets will not be realized in the foreseeable future.

Reconciliation between the income taxes benefits computed by applying the PRC tax rate to loss before income taxes and the actual credit for income taxes is as follows:

	For the year ended December 31,
	2016	2017	2018
	US$	US$	US$

Net loss before provision for income taxes	(27,526,602)	(168,756,159)	(125,338,191)
Statutory tax rates in the PRC	25%	25%	25%
Income tax at statutory tax rate	(6,881,651)	(42,189,040)	(31,334,548)
Expenses not deductible for tax purposes:
Goodwill impairment loss	-	31,813,203	26,454,588
Long-term investment impairment loss	-	-	180,785
Entertainment expenses exceeded tax limit	21,533	11,783	11,465
Effect of income tax rate difference in other jurisdiction	633,997	102,670	481,374
Changes in unrecognized tax benefits	200,040	292,436	279,618
Changes in valuation allowance	3,792,624	3,111,768	1,828,312
Income tax benefits	(2,233,457)	(6,857,180)	(2,098,406)

The EIT Law includes a provision specifying that legal entities organized outside the PRC will be considered residents for Chinese income tax purposes if their place of effective management or control is within the PRC. If legal entities organized outside the PRC were considered residents for Chinese income tax purpose, they would become subject to the EIT Law on their worldwide income. This would cause any income legal entities organized outside the PRC earned to be subject to the PRC’s 25% EIT. The Implementation Rules to EIT Law provide that non-resident legal entities will be considered as PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. reside within the PRC.

Pursuant to the additional guidance released by the Chinese government on April 22, 2009 and issued bulletin on August 3, 2011 which provide more guidance on the implementation, management does not believe that the legal entities organized outside the PRC should be characterized as PRC tax residents for EIT Law purposes.

Unrecognized Tax Benefits

Under the EIT Law and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by a foreign-invested enterprise in the PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement. The Cayman Islands, where the Company is incorporated, does not have a tax treaty with the PRC.

There were no aggregate undistributed earnings of the Company’s subsidiary, VIE and VIE’s subsidiaries located in the PRC available for dividend distribution. Therefore, no deferred tax liability has been accrued for the Chinese dividend withholding taxes that might be payable upon the distribution of aggregate undistributed earnings as of December 31, 2017 and 2018.

The impact of an uncertain tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

As of December 31, 2017 and 2018, the Group recorded an unrecognized tax benefit of $563,455 and $843,073, respectively, of which $304,923 and $381,570, respectively, are presented on a net basis against the deferred tax assets related to tax loss carry forward on the consolidated balance sheets (Note 12). The unrecognized tax benefit is mainly related from under reported income. The amount of unrecognized tax benefits will change in the next 12 months, pending clarification of current tax law or audit by tax authorities, however, an estimate of the range of the possible change cannot be made at this time.

A roll-forward of unrecognized tax benefits is as follows:

	For the years ended December 31,
	2017	2018
	US$	US$
Balance at beginning of the year	271,019	563,455
Addition based on tax positions related to the current year	292,436	279,618
Balance at end of the year	563,455	843,073

During the years ended December 31, 2016, 2017 and 2018, the Group recorded interest accrued in relation to the unrecognized tax benefit in income tax expense of $nil, $26,785 and $27,517, respectively.

Since the incorporation, the relevant tax authorities of the Group’s subsidiary, VIE and VIE’s subsidiaries located in the PRC have not conducted a tax examination. In accordance with relevant PRC tax administration laws, tax years from 2015 to 2018 of the Group’s PRC subsidiary, VIE and VIE’s subsidiaries, remain subject to tax audits as of December 31, 2018, at the tax authority’s discretion.